CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents [note 2]	$ 1,715,300	$ 805,874
Available-for-sale securities [note 3]	974,639	761,888
Accounts receivable [note 4]	73,489	66,219
Receivable from a related party [note 9f]	172,240	486,454
Prepaid expenses and deposits	66,149	50,597
Deferred tax assets [note 10]	0	3,857
Total current assets	3,001,817	2,174,889
Equipment [note 5]	14,853	23,515
Long term investments [note 6]	147,806	372,860
Total assets	3,164,476	2,571,264
Current liabilities
Accounts payable and accrued liabilities	300,022	324,414
Due to related parties, non-interest bearing [note 9c]	24,444	24,150
Deferred revenue	75,677	97,240
Bank loans [note 7]	1,279,002	100,256
Total current liabilities	1,679,145	546,060
Stockholders' equity [note 8]
Common stock Authorized 100,000,000,000 common shares with a par value of $0.001 per share Issued and outstanding 10,950,000 common shares	10,950	10,950
Additional paid-in capital	4,257,028	4,255,550
Accumulated other comprehensive income	(19,521)	26,015
Deficit	(2,801,484)	(2,311,246)
Equity attributable to shareholders of the Company	1,446,973	1,981,269
Non-controlling interests	38,358	43,935
Total stockholders' equity	1,485,331	2,025,204
Total liabilities and stockholders' equity	3,164,476	2,571,264
Commitments [note 12]
Nature of operation [note 1]
Subsequent events [note 13]